INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Statutory federal income tax rate	21.00%	21.00%
State income taxes, net of federal benefits	6.69%	0.11%
Non-deductible items	7.15%	(5.82%)
True ups	21.10%	(8.50%)
Change in valuation allowance	(55.94%)	(23.79%)
Effective income tax rate	0.00%	0.00%